3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: (i) Loss per share (Details) - shares	Jan. 31, 2022	Jan. 31, 2021
Details
Anti-dilutive warrants outstanding	0	0
Anti-dilutive warrants outstanding	3,075,000	2,975,000